Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of warrant activities
	Number of	Weight- average
	shares Issuable*	exercise price*
Outstanding and exercisable at January 1, 2020	$-	$-
Granted	76,667	165.0
Balance at December 31, 2020	76,667	165.0
Outstanding and exercisable at December 31, 2020	76,667	165.0
Granted	1,063,333	240.9
Exercised	(453,333)	159.6
Balance at December 31, 2021	686,667	286.2
Outstanding and exercisable at December 31, 2021	686,667	286.2
Granted	-	-
Exercised	-	-
Balance at December 31, 2022	686,667	286.2
Outstanding and exercisable at December 31, 2022	686,667	286.2

*	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.